Revenue - Narrative (Details) £ in Thousands, $ in Thousands		11 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019 GBP (£)	Jan. 31, 2019 GBP (£)		Jan. 31, 2018 GBP (£)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 21, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		£ 873	£ 1,330
Revenue		583	43,012	[1]	£ 12,360	[1]
Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development costs percentage, entity responsibility	55.00%
Research and development costs percentage, third party responsibility	45.00%
Research and development costs, minimum percentage of budgeted amount	110.00%
Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue							$ 2,500	£ 1,900
Eurofarma Revenue Agreement | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments | $									$ 3,750
Eurofarma Revenue Agreement | Other Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments | $									21,400
Specified milestone payments, maximum cumulative net sales benchmark | $									100,000
Specified Milestone Payments, Cumulative Net Sales Incremental Benchmark | $									$ 100,000
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		583	£ 42,766		£ 12,050
Licensing agreements | Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		100
Licensing agreements | Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		£ 500

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'